Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2024 USD ($)	Apr. 22, 2024 HKD ($)	Apr. 22, 2024 USD ($)	Jan. 01, 2020 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Deferred offering costs	$ 8,148,021						$ 14,646,008	$ 1,885,501
Impairment for inventories	23,585	$ 3,036	$ 68,536	$ 3,036
Right-of-use assets	42,491,805		23,884,854			$ 5,470,320			$ 541,625
Operating lease liabilities	$ 3,890,482		$ 708,829			$ 500,854			$ 541,625
Value added tax rate	20.00%	20.00%	20.00%	20.00%	20.00%
Reportable segment	1	1
US [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rate, translation	1					1
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rate, translation	7.7677					7.7677